TRANSACTIONS AND BALANCES WITH RELATED PARTIES: (Tables)	12 Months Ended
Dec. 31, 2017
Transactions And Balances With Related Parties
Schedule of key management personnel compensation
Transactions with related parties:

	Year ended December 31
	2015	2016	2017
	U.S. dollars in thousands
Key management compensation expenses:
Salaries and short-term employee benefits	430	628	1,125
Long term employment benefits	30	43	45
Share-based compensation expenses	84	290	726
	544	961	1,896

Schedule of balances with related parties
Balances with related parties:

	December 31
	2016	2017
	U.S. dollars in thousands
Statement of financial position items -
current liabilities - Accounts payable and accruals - other	44	190